FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2024 and 2023, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
	2024					2023
			Fair value	Fair	Carrying			Fair value	Fair	Carrying
	Level 1	Level 2	Level 3	value	value	Level 1	Level 2	Level 3	value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	201,864	201,864	202,929	—	—	209,641	209,641	211,222
Loans and advances to banks	—	1,101	—	1,101	1,101	—	1,216	—	1,216	1,216
Reverse repurchase agreements - non- trading	—	10,342	—	10,342	10,338	—	12,470	—	12,470	12,468
Other financial assets at amortised cost	3,190	—	—	3,190	3,408	144	—	—	144	152
	3,190	11,443	201,864	216,497	217,776	144	13,686	209,641	223,471	225,058
Liabilities
Deposits by customers	—	197	185,050	185,247	185,775	—	76	194,831	194,907	195,149
Deposits by banks	—	13,979	38	14,017	14,037	—	20,371	37	20,408	20,357
Repurchase agreements - non-trading	—	8,622	—	8,622	8,617	—	8,413	—	8,413	8,411
Debt securities in issue	31,907	4,034	1,771	37,712	37,569	11,511	22,710	1,154	35,375	35,778
Subordinated liabilities	1,630	10	1,061	2,701	2,385	871	1,669	209	2,749	2,386
	33,537	26,842	187,920	248,299	248,383	12,382	53,239	196,231	261,852	262,081

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2024				2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	990	—	990	—	1,129	—	1,129	A
	Interest rate contracts	—	1,690	—	1,690	—	2,227	1	2,228	A & C
	Inflation rate contracts	—	70	—	70	—	—	—	—	A
	Equity and credit contracts	—	122	35	157	—	127	35	162	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	1,229	35	1,264	—	1,436	36	1,472
Other financial assets at FVTPL	Loans and advances to customers	—	278	44	322	—	309	46	355	A
	Debt securities	—	56	36	92	—	168	49	217	A, B & D
	Equity securities	—	—	7	7	—	—	30	30	B
		—	334	87	421	—	477	125	602
Financial assets at FVOCI	Debt securities	8,805	201	34	9,040	8,293	188	—	8,481	D
		8,805	201	34	9,040	8,293	188	—	8,481
Total assets at fair value		8,805	1,764	156	10,725	8,293	2,101	161	10,555

Liabilities
Derivative financial instruments	Exchange rate contracts	—	432	—	432	—	533	—	533	A
	Interest rate contracts	—	1,905	—	1,905	—	2,379	1	2,380	A & C
	Equity and credit contracts	—	9	14	23	—	16	9	25	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	703	14	717	—	881	10	891
Other financial liabilities at FVTPL	Debt securities in issue	—	355	—	355	—	369	—	369	A
	Structured deposits	—	605	—	605	—	426	—	426	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	104	—	104	D
		—	1,055	—	1,055	—	899	—	899
Total liabilities at fair value		—	1,758	14	1,772	—	1,780	10	1,790

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

		Group
	2024	2023
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	6	(6)
- Uncertainty	25	29
- Credit risk adjustment	1	(2)
- Funding fair value adjustment	—	1
	32	22
Day One profit	—	(1)
	32	21

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2024	2023	2024	2023	2022
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	35	35	6	12	(8)
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	22	24	(1)	(2)	(18)
3. FVTPL assets	Loans and advances to customers	Other loans	22	22	—	4	(4)
4. FVTPL assets	Debt securities	Reversionary property securities	36	49	2	(3)	—
5. FVTPL assets	Equity securities	Unlisted equity shares	7	30	(3)	27	(10)
6. FVOCI assets	Debt instruments	Other securities	34	—	—	—	—
			156	160	4	38	(40)
Other Level 3 assets			—	1	—	7	17
Other Level 3 liabilities			(14)	(10)	(5)	(1)	2
Total net assets			142	151
Total (expense)/income					(1)	44	(21)

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2024 and 2023 :

	Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	36	125	—	161	(10)	—	(10)
Total gains/(losses) recognised:
Fair value movements(1)	6	(2)	—	4	(5)	—	(5)
Purchases	—	—	34	34	—	—	—
Settlements	(7)	(36)	—	(43)	1	—	1
At 31 December 2024	35	87	34	156	(14)	—	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(1)	6	(2)	—	4	(5)	—	(5)

At 1 January 2023	54	127	—	181	(12)	(3)	(15)
Total gains/(losses) recognised:
Fair value movements(1)	18	27	—	45	(1)	—	(1)
Foreign exchange and other movements	—	(7)	—	(7)	—	—	—
Purchases	—	1	—	1	—	—	—
Transfers out	(22)	—	—	(22)	—	—	—
Netting(2)	—	(3)	—	(3)	—	—	—
Settlements	(14)	(20)	—	(34)	3	3	6
At 31 December 2023	36	125	—	161	(10)	—	(10)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(1)	18	20	—	38	(1)	—	(1)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see
‘ii) Credit protection entities’ in Note 18.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2024	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	168	136	321	185	810
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	171,951	5,181	5,686	2,947	320	186,085
Deposits by banks	1,396	1,562	7,621	4,463	—	15,042
Repurchase agreements – non-trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,930	2,057	28,422	7,773	44,182
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	29	60	19	108
Total financial liabilities	173,357	20,765	17,054	37,101	10,716	258,993
Off-balance sheet commitments given	4,028	19,088	916	8,391	3,248	35,671

2023
Financial liabilities
Derivative financial instruments	1	221	53	480	236	991
Other financial liabilities at fair value through profit or loss	—	8	7	538	520	1,073
Deposits by customers	181,492	4,826	5,987	2,946	286	195,537
Deposits by banks	1,479	806	1,518	18,087	—	21,890
Repurchase agreements – non-trading	—	8,418	8	—	—	8,426
Debt securities in issue	—	7,500	3,835	21,708	8,597	41,640
Subordinated liabilities	—	27	83	876	2,470	3,456
Lease liabilities	—	—	30	73	25	128
Total financial liabilities	182,972	21,806	11,521	44,708	12,134	273,141
Off-balance sheet commitments given	3,805	15,205	1,408	7,399	3,622	31,439